Distribution Date:	02/17/23	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	8		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	16-17		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	18		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762DAS0	0.825000%	73,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762DAT8	1.970000%	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	61762DAU5	2.657000%	90,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61762DAV3	2.834000%	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	61762DAA9	5.190000%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	61762DAC5	3.067000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762DAW1	3.102000%	342,834,000.00	342,489,401.14	45,209,580.84	885,335.10	0.00	0.00	46,094,915.94	297,279,820.30	56.30%	30.00%
A-S	61762DAY7	3.456000%	102,152,000.00	102,152,000.00	0.00	294,197.76	0.00	0.00	294,197.76	102,152,000.00	41.29%	22.00%
B	61762DAZ4	3.708000%	81,403,000.00	81,403,000.00	0.00	251,535.27	0.00	0.00	251,535.27	81,403,000.00	29.33%	15.63%
C	61762DBB6	4.001126%	38,307,000.00	38,307,000.00	0.00	127,725.95	0.00	0.00	127,725.95	38,307,000.00	23.70%	12.63%
D	61762DAG6	4.089126%	60,653,000.00	60,653,000.00	0.00	206,681.47	0.00	0.00	206,681.47	60,653,000.00	14.78%	7.88%
E	61762DAJ0	4.089126%	14,365,000.00	14,365,000.00	0.00	48,950.25	0.00	0.00	48,950.25	14,365,000.00	12.67%	6.75%
F	61762DBC4	4.089126%	12,769,000.00	12,769,000.00	0.00	43,511.71	0.00	0.00	43,511.71	12,769,000.00	10.79%	5.75%
G	61762DAL5	4.089126%	15,962,000.00	15,962,000.00	0.00	54,392.19	0.00	0.00	54,392.19	15,962,000.00	8.45%	4.50%
H	61762DAN1	4.089126%	20,749,000.00	20,749,000.00	0.00	70,704.40	0.00	0.00	70,704.40	20,749,000.00	5.40%	2.88%
J	61762DBE0	4.089126%	36,711,883.00	36,711,883.00	0.00	84,117.72	0.00	0.00	84,117.72	36,711,883.00	0.00%	0.00%
R	61762DAQ4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,276,905,884.01	725,561,284.14	45,209,580.84	2,067,151.82	0.00	0.00	47,276,732.66	680,351,703.30

X-A	61762DAX9	0.905798%	995,986,000.00	444,641,401.14	0.00	335,629.46	0.00	0.00	335,629.46	399,431,820.30
X-B	61762DAE1	0.287326%	119,710,000.00	119,710,000.00	0.00	28,663.19	0.00	0.00	28,663.19	119,710,000.00
Notional SubTotal			1,115,696,000.00	564,351,401.14	0.00	364,292.65	0.00	0.00	364,292.65	519,141,820.30

Deal Distribution Total					45,209,580.84	2,431,444.47	0.00	0.00	47,641,025.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762DAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762DAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	61762DAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61762DAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	61762DAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	61762DAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762DAW1	998.99485214	131.87017869	2.58240169	0.00000000	0.00000000	0.00000000	0.00000000	134.45258037	867.12467346
A-S	61762DAY7	1,000.00000000	0.00000000	2.88000000	0.00000000	0.00000000	0.00000000	0.00000000	2.88000000	1,000.00000000
B	61762DAZ4	1,000.00000000	0.00000000	3.09000000	0.00000000	0.00000000	0.00000000	0.00000000	3.09000000	1,000.00000000
C	61762DBB6	1,000.00000000	0.00000000	3.33427180	0.00000000	0.00000000	0.00000000	0.00000000	3.33427180	1,000.00000000
D	61762DAG6	1,000.00000000	0.00000000	3.40760506	0.00000000	0.00000000	0.00000000	0.00000000	3.40760506	1,000.00000000
E	61762DAJ0	1,000.00000000	0.00000000	3.40760529	0.00000000	0.00000000	0.00000000	0.00000000	3.40760529	1,000.00000000
F	61762DBC4	1,000.00000000	0.00000000	3.40760514	0.00000000	0.00000000	0.00000000	0.00000000	3.40760514	1,000.00000000
G	61762DAL5	1,000.00000000	0.00000000	3.40760494	0.00000000	0.00000000	0.00000000	0.00000000	3.40760494	1,000.00000000
H	61762DAN1	1,000.00000000	0.00000000	3.40760519	0.00000000	0.00000000	0.00000000	0.00000000	3.40760519	1,000.00000000
J	61762DBE0	1,000.00000000	0.00000000	2.29129408	1.11631103	33.42361600	0.00000000	0.00000000	2.29129408	1,000.00000000
R	61762DAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762DAX9	446.43338475	0.00000000	0.33698211	0.00000000	0.00000000	0.00000000	0.00000000	0.33698211	401.04160129
X-B	61762DAE1	1,000.00000000	0.00000000	0.23943856	0.00000000	0.00000000	0.00000000	0.00000000	0.23943856	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/23 - 01/30/23	30	0.00	885,335.10	0.00	885,335.10	0.00	0.00	0.00	885,335.10	0.00
A-S	01/01/23 - 01/30/23	30	0.00	294,197.76	0.00	294,197.76	0.00	0.00	0.00	294,197.76	0.00
B	01/01/23 - 01/30/23	30	0.00	251,535.27	0.00	251,535.27	0.00	0.00	0.00	251,535.27	0.00
C	01/01/23 - 01/30/23	30	0.00	127,725.95	0.00	127,725.95	0.00	0.00	0.00	127,725.95	0.00
D	01/01/23 - 01/30/23	30	0.00	206,681.47	0.00	206,681.47	0.00	0.00	0.00	206,681.47	0.00
E	01/01/23 - 01/30/23	30	0.00	48,950.25	0.00	48,950.25	0.00	0.00	0.00	48,950.25	0.00
F	01/01/23 - 01/30/23	30	0.00	43,511.71	0.00	43,511.71	0.00	0.00	0.00	43,511.71	0.00
G	01/01/23 - 01/30/23	30	0.00	54,392.19	0.00	54,392.19	0.00	0.00	0.00	54,392.19	0.00
H	01/01/23 - 01/30/23	30	0.00	70,704.40	0.00	70,704.40	0.00	0.00	0.00	70,704.40	0.00
J	01/01/23 - 01/30/23	30	1,186,062.00	125,099.60	0.00	125,099.60	40,981.88	0.00	0.00	84,117.72	1,227,043.88
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	01/01/23 - 01/30/23	30	0.00	335,629.46	0.00	335,629.46	0.00	0.00	0.00	335,629.46	0.00
X-B	01/01/23 - 01/30/23	30	0.00	28,663.19	0.00	28,663.19	0.00	0.00	0.00	28,663.19	0.00
Totals			1,186,062.00	2,472,426.35	0.00	2,472,426.35	40,981.88	0.00	0.00	2,431,444.47	1,227,043.88

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
PST	61762DBA8	3.642583%	0.01	221,862,000.00	0.00	673,458.98	0.00	0.00	673,458.98	221,862,000.00
Exchangeable Certificates Total			0.01	221,862,000.00	0.00	673,458.98	0.00	0.00	673,458.98	221,862,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	47,641,025.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,570,135.40	Master Servicing Fee	12,495.78
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	(5,487.43)	Trustee Fee	2,061.80
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	737.25
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	15,294.83
Total Interest Collected	2,564,647.97

Principal		Expenses/Reimbursements
Scheduled Principal	34,319,148.71	Reimbursement for Interest on Advances	(26.39)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	10,890,432.18	Special Servicing Fees (Monthly)	35,520.84
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	45,209,580.89	Total Expenses/Reimbursements	35,494.45

		Interest Reserve Deposit	82,414.21

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,431,444.48
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	45,209,580.84
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net Swap Counterparty Payments Paid	0.00
Total Other Collected	0.00	Borrower Option Extension Fees	0.00
		Total Payments to Certificateholders and Others	47,641,025.32
Total Funds Collected	47,774,228.86	Total Funds Distributed	47,774,228.81

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	725,561,284.17	725,561,284.17	Beginning Certificate Balance	725,561,284.14
(-) Scheduled Principal Collections	34,319,148.71	34,319,148.71	(-) Principal Distributions	45,209,580.84
(-) Unscheduled Principal Collections	10,890,432.18	10,890,432.18	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.05)	(0.05)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	680,351,703.33	680,351,703.33	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	725,561,284.17	725,561,284.17	Ending Certificate Balance	680,351,703.30
Ending Actual Collateral Balance	680,351,703.33	680,351,703.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.03)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.03)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.09%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	225,521,894.01	33.15%	2	4.3186	NAP	Defeased	9	225,521,894.01	33.15%	2	4.3186	NAP
10,000,000 or less	12	63,243,802.27	9.30%	2	4.2889	1.930644	Unknown	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 20,000,000	6	88,703,343.24	13.04%	17	4.0807	1.396384	1.20 or less	5	240,730,293.20	35.38%	28	3.8311	0.405435
20,000,001 to 30,000,000	2	46,192,956.91	6.79%	2	3.8850	2.115095	1.21 to 1.30	1	6,790,631.98	1.00%	3	4.6400	1.250000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	2	12,041,041.66	1.77%	2	4.4281	1.385783
40,000,001 to 70,000,000	2	106,689,706.90	15.68%	61	4.3841	1.311151	1.41 to 1.50	1	23,092,956.91	3.39%	1	4.1000	1.490000
70,000,001 to 120,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	5,258,707.34	0.77%	2	4.3700	1.510000
120,000,001 or greater	1	150,000,000.00	22.05%	2	3.4800	0.320000	1.61 to 1.70	1	13,603,214.49	2.00%	1	4.5500	1.650000
Totals	32	680,351,703.33	100.00%	13	4.0808	1.185458	1.71 to 1.80	2	17,268,847.26	2.54%	82	4.6600	1.764814
							1.81 to 1.90	1	53,456,534.26	7.86%	2	3.9700	1.860000
							1.91 to 2.00	1	18,250,000.00	2.68%	2	3.7800	1.990000
							2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
							2.11 to 2.20	2	10,729,762.83	1.58%	2	4.3979	2.179586
							2.21 to 2.50	2	18,558,628.27	2.73%	1	4.0570	2.244603
							2.51 to 2.80	2	26,321,941.23	3.87%	2	3.7485	2.731432
							2.81 or greater	2	8,727,249.89	1.28%	3	3.7743	4.677503
							Totals	32	680,351,703.33	100.00%	13	4.0808	1.185458
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	225,521,894.01	33.15%	2	4.3186	NAP
							Defeased	7	225,521,894.01	33.15%	2	4.3186	NAP
Arizona	1	998,481.31	0.15%	2	3.6700	2.740000
							Office	1	3,777,504.95	0.56%	2	4.2800	2.380000
California	9	10,956,308.41	1.61%	2	3.6700	2.740000
							Other	1	150,000,000.00	22.05%	2	3.4800	0.320000
Colorado	1	4,155,841.12	0.61%	2	3.6700	2.740000
							Retail	32	282,450,054.48	41.52%	29	4.2394	1.617899
Florida	5	21,715,331.06	3.19%	2	4.4089	2.025028
							Self Storage	1	3,602,249.89	0.53%	2	4.0650	3.550000
Georgia	1	6,963,172.47	1.02%	2	4.1160	1.390000
							Totals	42	680,351,703.33	100.00%	13	4.0808	1.185458
Illinois	2	15,627,163.09	2.30%	1	4.4360	1.791171
Indiana	1	6,790,631.98	1.00%	3	4.6400	1.250000
Maryland	1	14,781,123.32	2.17%	1	4.0000	2.210000
Massachusetts	1	53,456,534.26	7.86%	2	3.9700	1.860000
Michigan	1	12,897,978.87	1.90%	109	4.6600	1.780000
Minnesota	1	8,326,094.00	1.22%	2	3.9500	(0.040000)
New Jersey	1	5,258,707.34	0.77%	2	4.3700	1.510000
New York	4	221,006,449.09	32.48%	31	3.8543	0.479269
Ohio	1	23,092,956.91	3.39%	1	4.1000	1.490000
Pennsylvania	1	5,125,000.00	0.75%	3	3.5700	5.470000
Texas	1	18,250,000.00	2.68%	2	3.7800	1.990000
Utah	2	6,650,531.14	0.98%	2	4.2986	2.427698
Virginia	1	3,777,504.95	0.56%	2	4.2800	2.380000
Totals	42	680,351,703.33	100.00%	13	4.0808	1.185458

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	225,521,894.01	33.15%	2	4.3186	NAP	Defeased	9	225,521,894.01	33.15%	2	4.3186	NAP
	3.500% or less	2	165,000,000.00	24.25%	2	3.4800	0.320000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	6	123,038,751.58	18.08%	2	3.8711	2.108341	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	9	70,817,322.18	10.41%	2	4.2062	1.559956	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	6	95,973,735.56	14.11%	82	4.7310	1.134420	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	680,351,703.33	100.00%	13	4.0808	1.185458	49 months or greater	23	454,829,809.32	66.85%	19	3.9628	1.168688
								Totals	32	680,351,703.33	100.00%	13	4.0808	1.185458
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	225,521,894.01	33.15%	2	4.3186	NAP	Defeased	9	225,521,894.01	33.15%	2	4.3186	NAP
	60 months or less	21	388,698,657.81	57.13%	2	3.8251	1.204374	Interest Only	5	211,475,000.00	31.08%	2	3.5288	0.853270
	61 to 120 months	1	12,897,978.87	1.90%	109	4.6600	1.780000	230 months or less	4	28,543,984.99	4.20%	50	4.6398	1.662158
	121 to 228 months	1	53,233,172.64	7.82%	121	4.8000	0.760000	231 to 300 months	14	214,810,824.33	31.57%	31	4.3002	1.413636
	229 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	680,351,703.33	100.00%	13	4.0808	1.185458	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	32	680,351,703.33	100.00%	13	4.0808	1.185458
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	225,521,894.01	33.15%	2	4.3186	NAP			No outstanding loans in this group
Underwriter's Information		1	23,100,000.00	3.40%	2	3.6700	2.740000
	12 months or less	19	252,558,782.76	37.12%	32	4.2912	1.626487
	13 months to 24 months	3	179,171,026.56	26.34%	2	3.5377	0.320791
	25 momths or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	680,351,703.33	100.00%	13	4.0808	1.185458
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30304864	98	New York	NY	Actual/360	3.480%	449,500.00	0.00	0.00	04/05/23	04/05/43	--	150,000,000.00	150,000,000.00	04/05/20
1.2	30304907				Actual/360	3.480%	44,950.00	0.00	0.00	04/05/23	04/05/43	--	15,000,000.00	15,000,000.00	04/05/20
2	30304865	OF	Addison	TX	Actual/360	4.260%	369,480.07	196,924.25	0.00	N/A	04/01/23	--	100,721,510.10	100,524,585.90	02/01/23
2.1	30304904				Actual/360	4.260%	96,386.11	51,371.54	0.00	N/A	04/01/23	--	26,275,176.41	26,223,804.87	02/01/23
2.2	30304905				Actual/360	4.260%	48,193.05	25,685.77	0.00	N/A	04/01/23	--	13,137,588.73	13,111,902.96	02/01/23
4	30304840	RT	Dartmouth	MA	Actual/360	3.970%	183,210.32	135,500.22	0.00	N/A	04/01/23	--	53,592,034.48	53,456,534.26	02/01/23
5	30304883	RT	New York	NY	Actual/360	4.800%	220,528.53	120,503.95	0.00	N/A	03/01/33	--	53,353,676.59	53,233,172.64	02/01/23
6	30304893	OF	Indianapolis	IN	Actual/360	4.530%	131,885.60	68,324.23	0.00	N/A	03/01/23	--	33,809,597.41	33,741,273.18	02/01/23
10	30304886	RT	Massillon	OH	Actual/360	4.100%	81,695.81	46,690.00	0.00	N/A	03/01/23	--	23,139,646.91	23,092,956.91	02/01/23
12	30304887	LO	Chicago	IL	Actual/360	4.660%	83,790.65	47,849.61	0.00	N/A	04/01/23	--	20,880,958.63	20,833,109.02	02/01/23
16	30304844	RT	Various	Various	Actual/360	3.670%	73,002.42	0.00	0.00	N/A	04/01/23	--	23,100,000.00	23,100,000.00	02/01/23
18	30304889	RT	Brighton	MI	Actual/360	4.660%	52,124.64	91,685.17	0.00	N/A	03/01/32	--	12,989,664.04	12,897,978.87	02/01/23
19	30304898	RT	Fort Worth	TX	Actual/360	3.780%	59,403.75	0.00	0.00	N/A	04/01/23	--	18,250,000.00	18,250,000.00	02/01/23
20	30304866	RT	Oxon Hill	MD	Actual/360	4.000%	51,024.78	32,522.90	0.00	N/A	03/01/23	--	14,813,646.22	14,781,123.32	02/01/23
23	30304894	RT	Chicago	IL	Actual/360	4.550%	53,423.31	31,944.83	0.00	N/A	03/01/23	--	13,635,159.32	13,603,214.49	02/01/23
25	30304869	RT	New York	NY	Actual/360	4.210%	51,462.46	24,425.70	0.00	N/A	04/01/23	--	14,195,452.26	14,171,026.56	02/01/23
26	30304863	OF	Dallas	TX	Actual/360	4.190%	47,816.75	23,006.14	0.00	N/A	03/01/23	--	13,252,774.48	13,229,768.34	02/01/23
27	30304870	LO	Starkville	MS	Actual/360	4.680%	41,827.28	10,378,978.07	0.00	N/A	02/01/23	--	10,378,978.07	0.00	02/01/23
28	30304846	RT	Alexandria	LA	Actual/360	4.449%	33,465.05	8,735,140.80	0.00	N/A	02/01/23	--	8,735,140.80	0.00	02/01/23
29	30304895	RT	Burnsville	MN	Actual/360	3.950%	28,382.73	18,359.19	0.00	N/A	04/01/23	--	8,344,453.19	8,326,094.00	02/01/23
30	30304890	RT	Mishawaka	IN	Actual/360	4.640%	27,228.55	24,078.04	0.00	N/A	05/01/23	--	6,814,710.02	6,790,631.98	02/01/23
32	30304871	RT	Miami	FL	Actual/360	4.450%	28,043.95	17,290.74	0.00	N/A	04/01/23	--	7,318,463.66	7,301,172.92	02/01/23
33	30304847	LO	Houston	TX	Actual/360	4.868%	26,597.87	6,345,079.03	0.00	N/A	02/01/23	--	6,345,079.03	0.00	02/01/23
34	30304848	RT	Lawrenceville	GA	Actual/360	4.116%	24,732.85	14,965.56	0.00	N/A	04/01/23	--	6,978,138.03	6,963,172.47	02/01/23
35	30304849	SS	North Miami Beach	FL	Actual/360	4.075%	21,127.41	15,003.78	0.00	N/A	04/01/23	--	6,020,872.45	6,005,868.67	02/01/23
36	30304850	SS	Virginia Gardens	FL	Actual/360	4.075%	21,127.41	15,003.78	0.00	N/A	04/01/23	--	6,020,872.45	6,005,868.67	02/01/23
38	30304873	LO	Pembroke Pines	FL	Actual/360	4.960%	23,854.00	5,584,964.47	0.00	N/A	04/01/23	--	5,584,964.47	0.00	02/01/23
39	30304851	SS	Miami Lakes	FL	Actual/360	4.075%	20,564.01	14,603.68	0.00	N/A	04/01/23	--	5,860,316.08	5,845,712.40	02/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
40	30304874	Various Newark		NJ	Actual/360	4.120%	18,822.62	5,305,467.71	0.00	N/A	04/01/23	--	5,305,467.71	0.00	02/01/23
41	30304875	MH	Garner	NC	Actual/360	4.430%	16,536.38	4,334,885.53	0.00	N/A	02/01/23	--	4,334,885.53	0.00	02/01/23
42	30304852	RT	Coconut Creek	FL	Actual/360	4.856%	21,308.14	17,875.57	0.00	N/A	03/01/23	--	5,095,744.76	5,077,869.19	02/01/23
43	30304876	RT	Gibbstown	NJ	Actual/360	4.370%	19,836.22	12,598.16	0.00	N/A	04/01/23	--	5,271,305.50	5,258,707.34	02/01/23
49	30304855	RT	Miami Gardens	FL	Actual/360	4.660%	17,579.61	10,039.03	0.00	N/A	04/01/23	--	4,380,907.42	4,370,868.39	02/01/23
51	30304897	OF	Virginia Beach	VA	Actual/360	4.280%	13,973.85	14,012.24	0.00	N/A	04/01/23	--	3,791,517.19	3,777,504.95	02/01/23
52	30304880	RT	Greensburg	PA	Actual/360	3.570%	15,755.10	0.00	0.00	N/A	05/01/23	--	5,125,000.00	5,125,000.00	02/01/23
53	30304856	SS	Mahopac	NY	Actual/360	4.065%	12,640.92	9,011.74	0.00	N/A	04/01/23	--	3,611,261.63	3,602,249.89	02/01/23
54	30304857	RT	Salt Lake City	UT	Actual/360	4.287%	12,687.61	8,312.00	0.00	N/A	04/01/23	--	3,436,901.91	3,428,589.91	02/01/23
56	30304881	RT	Broken Arrow	OK	Actual/360	4.800%	8,688.44	3,429,646.48	0.00	N/A	01/01/23	--	3,429,646.48	0.00	01/20/23
57	30304859	RT	Park City	UT	Actual/360	4.311%	11,989.72	7,830.98	0.00	N/A	03/01/23	--	3,229,772.21	3,221,941.23	02/01/23
Totals							2,564,647.97	45,209,580.89	0.00				725,561,284.17	680,351,703.33

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,999,913.52	3,080,462.72	01/01/21	12/31/21	08/11/22	0.00	61,212.42	446,338.00	14,874,454.32	28,040,164.97	0.00
1.2	16,999,913.52	3,080,462.72	01/01/21	12/31/21	08/11/22	0.00	6,116.75	44,633.80	1,487,449.99	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2.1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2.2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	8,101,285.18	7,709,079.13	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,709,625.84	3,249,221.39	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	2,401,058.06	2,561,535.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,310,416.05	2,356,150.26	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,329,914.16	3,347,365.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,423,400.49	1,487,400.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,166,720.70	2,356,232.55	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,666,266.09	1,812,449.44	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	297,550.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,577,377.75	1,587,652.35	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,379,904.98	1,158,586.38	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	538,719.92	123,978.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,186,533.26	1,047,101.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,127,005.81	1,217,292.34	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	795,894.59	1,026,569.06	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	646,449.64	707,144.60	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	479,484.53	806,510.69	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	368,914.83	2,433,997.14	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	756,262.27	693,913.06	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	547,702.68	691,049.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	460,582.43	601,915.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	768,741.90	877,802.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,912,307.84	1,216,704.15	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	814,035.96	929,840.93	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	626,164.22	655,095.26	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	495,367.15	628,428.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	517,768.19	674,317.87	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	76,405,282.18	48,118,259.33				0.00	67,329.17	490,971.80	16,361,904.31	28,040,164.97	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
38	30304873	5,584,964.47	Payoff Prior to Maturity	0.00	0.00
40	30304874	5,305,467.71	Payoff Prior to Maturity	0.00	0.00
Totals		10,890,432.18		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	2	10,890,432.18	4.080764%	4.057122%	13
01/18/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	2	10,898,830.32	4.113606%	4.089915%	13
12/16/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.126506%	4.102780%	14
11/18/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6	57,311,689.58	4.126972%	4.103247%	15
10/17/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4	63,592,909.37	4.122499%	4.098722%	15
09/16/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.128508%	4.104862%	15
08/17/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.128880%	4.105235%	17
07/15/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,116,197.20	4.129250%	4.105606%	18
06/17/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.130515%	4.106928%	19
05/17/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.130878%	4.107292%	20
04/18/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.131258%	4.107672%	21
03/17/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.131616%	4.108031%	22
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30304864	04/05/20	33	6	446,338.00	14,874,454.32	29,210,348.85	150,000,000.00	06/01/20	2
1.2	30304907	04/05/20	33	6	44,633.80	1,487,449.99	0.00	15,000,000.00	06/01/20	2
Totals					490,971.80	16,361,904.31	29,210,348.85	165,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		449,220,552	449,220,552	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		231,131,152	66,131,152	165,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	680,351,703	515,351,703	0	0	165,000,000	0
Jan-23	725,561,284	560,561,284	0	0	165,000,000	0
Dec-22	761,184,008	596,184,008	0	0	165,000,000	0
Nov-22	762,566,375	597,566,375	0	0	165,000,000	0
Oct-22	821,188,793	656,188,793	0	0	165,000,000	0
Sep-22	886,311,357	721,311,357	0	0	165,000,000	0
Aug-22	887,889,922	722,889,922	0	0	165,000,000	0
Jul-22	889,462,612	724,462,612	0	0	165,000,000	0
Jun-22	893,231,928	728,231,928	0	0	165,000,000	0
May-22	894,797,441	729,797,441	0	0	165,000,000	0
Apr-22	896,438,965	731,438,965	0	0	165,000,000	0
Mar-22	897,992,543	732,992,543	0	0	165,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30304864	150,000,000.00	150,000,000.00	365,000,000.00	06/23/22	3,080,462.72	0.32000	--	04/05/43	I/O
1.2	30304907	15,000,000.00	15,000,000.00	365,000,000.00	06/23/22	3,080,462.72	0.32000	12/31/22	04/05/43	I/O
Totals		165,000,000.00	165,000,000.00	730,000,000.00		6,160,925.44

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30304864	98	NY	06/01/20	2
Special Servicer comments are not available for this cycle.

1.2	30304907	Various	Various	06/01/20	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30304840	0.00	3.97000%	0.00	3.97000%	10	06/29/20	05/01/20	07/13/20
27	30304870	0.00	4.68000%	0.00	4.68000%	10	09/01/20	07/01/20	09/14/20
33	30304847	7,030,193.79	4.86800%	7,030,193.79 4.86800%		8	07/28/20	06/01/20	08/12/20
Totals		7,030,193.79		7,030,193.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	32,291.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1.2	0.00	0.00	3,229.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.41	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(29.80)	0.00	0.00	0.00
Total	0.00	0.00	35,520.84	0.00	0.00	0.00	0.00	0.00	(26.39)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		35,494.45

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Supplemental Notes
None

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